Taxes on Income (Details) - Schedule of income (loss) before income tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income (loss) before income tax [Abstract]
Domestic	$ 10,334	$ (6,926)	$ 7,343
Foreign	5,058	3,695	3,568
Income (loss) before income taxes	$ 15,392	$ (3,231)	$ 10,911